Related Party Balances and Transactions (Details) - Schedule of Ordinary Course of Business - Related Party [Member] - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Nature of transactions
Asset management service income		$ 245,456	[1]	$ 244,525	[1]	$ 729,806	[1]	$ 725,146	[1]	$ 970,143	[2]	$ 969,912	[2]
Office and operating fee charge		1,088,453	[3]	1,317,065	[3]	3,280,695	[3]	5,089,110	[3]	$ 6,039,520	[4]	$ 3,190,064	[4]
General and administrative expense allocated	[5]							1,722
Legal and professional fees	[6]	$ 249,999		$ 77,777		$ 749,997		$ 77,777

[1]	Under the management agreement, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
[2]	Under the management agreements, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
[3]	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the holding company for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the holding company.
[4]	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the holding company for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the holding company. Also, the holding company charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.
[5]	Certain amounts of general and administrative expenses were allocated by the holding company.
[6]	On September 19, 2023, the Company entered into an advisory services agreement with a related company, which owned by the Chairman of the Company, for a monthly fee of $83,333. The service will be terminated by either party upon 90 days prior written notice.